Consolidated Statements Of Members' Equity/Partners' Capital (USD $) In Thousands	Limited Partner [Member] Common Units [Member]	Limited Partner [Member] Subordinated [Member]	General Partner Capital [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 133,968	$ 98,313	$ 10,323	$ 625	$ 243,229
Balance, shares at Dec. 31, 2010	12,400	12,397
Net income	19,205	17,347	746		37,298
Distributions to unitholders and general partner	(25,215)	(22,449)	(972)		(48,636)
General partners' contributions			1,450		1,450
Offering of common units	66,916				66,916
Offering of common units, shares	2,875
Offering costs	(560)	(9)			(569)
Equity-based compensation	(241)				(241)
Issuance of units under LTIP	767				767
Issuance of units under LTIP, shares	36
Change in actuarial gain under ASC Topic 815				1,723	1,723
Balance at Dec. 31, 2011	194,840	93,202	11,547	2,348	301,937
Balance, shares at Dec. 31, 2011	15,311	12,397
Net income	21,422	17,323	790		39,535
Distributions to unitholders and general partner	(28,470)	(11,901)	(1,047)		(41,418)
General partners' contributions			13		13
Offering costs	(7)				(7)
Issuance of units under LTIP	651				651
Issuance of units under LTIP, shares	39
Change in actuarial gain under ASC Topic 815				(917)	(917)
Balance at Dec. 31, 2012	188,436	98,624	11,303	1,431	299,794
Balance, shares at Dec. 31, 2012	15,350	12,397
Net income	5,217	4,013	188		9,418
Distributions to unitholders and general partner	(28,119)		(1,020)		(29,139)
General partners' contributions			330		330
Offering of common units	14,788				14,788
Offering of common units, shares	1,265
Offering costs	(214)				(214)
Issuance of units under LTIP	594				594
Issuance of units under LTIP, shares	45
Change in actuarial gain under ASC Topic 815				800	800
Balance at Dec. 31, 2013	$ 180,702	$ 102,637	$ 10,801	$ 2,231	$ 296,371
Balance, shares at Dec. 31, 2013	16,660	12,397